Stock-Based Compensation Arrangements (Performance-Based Share Awards) (Details) ([ExecutiveOfficerMember], [PerformanceSharesMember])	1 Months Ended	9 Months Ended
	Jan. 31, 2012	Sep. 30, 2012
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Intial Date Of Plan	January 2012
Shares Issued		422,310
Cash Awards Granted Percentage	100.00%
[MaximumMember]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Range Of Shares Percent	200.00%
[MinimumMember]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Range Of Shares Percent	0.00%